Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 13.	Income Taxes
(in thousands)
Income tax expense consists of the following:

	2020	2019	2018
Current payable (benefit)
Federal	$872	$806	$(181)
State	382	89	36

	1,254	895	(145)

Deferred tax expense	498	459	973

Income tax expense	$1,752	$1,354	$828

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2020	2019	2018
Federal taxes based on statutory rate	$1,823	$1,524	$1,575
State income taxes, net of federal benefit	326	145	133
Tax-exempt investment interest	(280)	(309)	(487)
Income related to bank-owned life insurance	(126)	—	—
Other, net	9	(6)	(394)

Income tax expense	$1,752	$1,354	$8,28

At December 31, 2020 and December 31, 2019, net deferred tax assets consist
of the following:

	2020	2019
Deferred tax assets
Allowance for loan losses	$1,181	$937
Deferred compensation liability	2,485	2,488
Net operating loss carryforward	267	1,000
Other real estate owned	488	819
Acquisition fair value adjustments	76	130
Unrealized loss on securities available-for-sale	—	262
Other	206	6

Total	4,703	5,642
Deferred tax liabilities
Premises and equipment	1,622	1,603
Unrealized gain on securities available-for-sale	1,376	—
Core deposit intangible	157	184
Other	—	171

Total	3,155	1,958

Net deferred tax asset	$1,548	$3,684

The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.
As of December 31, 2020, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2020, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.
The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2017 through 2019. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2017 through 2019.
The Company acquired federal net operating losses as part of its Charter acquisition, with varying expiration periods. The federal net operating losses (“NOLs”) acquired were $2,302, including $241 created during 2019. The Company used $824 of the NOL during 2020. As part of the Tax Act, the federal NOLs created by Charter during 2019 have an indefinite carryforward period.